DERIVATIVE LIABILITIES - WARRANTS (Tables)	12 Months Ended
Mar. 31, 2013
Derivative Liabilities Warrants Disclosure [Abstract]
Schedule Of Warrants Activity [Table Text Block]

A summary of warrant activity for the fiscal years indicated below is as follows:

	Fiscal Year 2013		Fiscal Year 2012
	Warrant Shares	Weighted Average Exercise Price	Warrant Shares	Weighted Average Exercise Price
Balance at beginning of year	161,478,979	$0.09	155,325,048	$0.15

Warrants issued	—	—	4,000,000	$0.06

Warrant Adjustments	—	—	3,379,551	—

Warrant exercises, forfeited or expired	22,134,040	$0.20	1,225,620	$3.00

Ending Balance	139,344,939	$0.08	161,478,979	$0.09

Schedule Of Warrants Valuation Assumptions [Table Text Block]

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model, a level 3 fair value hierarchy using the following assumptions:

	March 31 2013	March 31 2012
Risk-Free interest rate	.04% - .77%	.05% - 1.3%
Expected volatility	106% - 168%	57% - 181%
Expected life (in years)	0.5 – 5.1	0.1 – 6.1
Expected dividend yield	—	—
Number of warrants	139,344,939	161,478,979

Fair value – Warrant Derivative Liability	$7,862,848	$11,987,222

Change in warrant derivative liability for the twelve months ended	$(4,089,491)	$1,444,075

Schedule Of Warrants Measurement With Unobservable Inputs Reconciliation Recurring Basis [Table Text Block]

The following table summarizes, as of March 31, 2013, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs

(Level 3)

	Fiscal 2013	Fiscal 2012
Balance at Beginning of Fiscal Year	$11,987,222	$10,543,145
Warrants Issued	—	815,761
Warrants Exercised	(707,216)	—
Change in fair value of warrant liability	(3,417,158)	628,316
Balance at End of Fiscal Year	7,862,848	$11,987,222